Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PUTNAM ARIZONA TAX EXEMPT INCOME FUND
Prospectus Date	rr_ProspectusDate	Sep. 30, 2012
Document Creation Date	dei_DocumentCreationDate	Sep. 28, 2012